Cash and due from banks at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Cash and cash equivalents :
Cash	₩ 2,173,550	₩ 2,304,480
Due from banks at amortized cost :
Allowance for credit losses	(21,139)	(19,203)
Cash and Due from banks at amortized cost, total	34,629,251	30,050,840	₩ 29,049,341
Denominated in Korean won
Due from banks at amortized cost :
Reserve deposits	10,909,697	8,647,429
Time deposits	1,450,123	2,275,832
Certificate of deposit	14,446	0
Other	3,042,525	2,975,453
Due From Banks At Amortized Cost, Total	15,416,791	13,898,714
Denominated in foreign currency
Due from banks at amortized cost :
Deposits	12,117,199	8,516,315
Time deposits	3,000,279	3,153,208
Other	1,942,571	2,197,326
Due From Banks At Amortized Cost, Total	₩ 17,060,049	₩ 13,866,849